Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficiency) (Unaudited) (USD $)	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2011	$ 368	$ 11,307	$ 11,838	$ 3,275,296	$ (5,326,370)	$ (2,027,561)
Beginning Balance - Shares at Dec. 31, 2011	368,411	11,307,450	11,837,930
Conversion of all preferred shares into common shares, Shares	(368,411)	(11,307,450)	13,677,274
Conversion of all preferred shares into common shares, Amount	(368)	(11,307)	13,677	3,467,983		3,469,985
Recapitalization, Shares			9,760,000
Recapitalization, Amount			9,760	(30,629)		(20,869)
Conversion of convertible notes into common shares, Shares			5,293,152
Conversion of convertible notes into common shares, Amount			5,293	1,770,532		1,775,825
Issuance of common shares and warrants for cash			7,877,144
Issuance of common shares and warrants for cash			7,877	2,487,022		2,494,899
Issuance of common shares and warrants due to price protection, Shares			4,516,917
Issuance of common shares and warrants due to price protection, Amount			4,517	(4,517)		0
Issuance of common shares and warrants to settle accrued interest, Shares			202,446
Issuance of common shares and warrants to settle accrued interest, Amount			203	70,451		70,654
Stock-based compensation				176,671		176,671
Net loss					(5,176,376)	(5,176,376)
Ending Balance, Amount at Sep. 30, 2012	$ 0	$ 0	$ 53,165	$ 11,212,809	$ (10,502,746)	$ 763,228
Ending Balance, Shares at Sep. 30, 2012	0	0	53,164,863